CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,685)	$ (5,002)	$ (7,215)	$ (4,353)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt expense	32	7	7	(3)
Depreciation and amortization	359	344	461	361
Stock based compensation	852	699	824	645
Warrants	(301)	(210)	674	0
Changes in operating assets and liabilities:
Inventory	(11)	(296)	(669)	(4)
Accounts receivable	(316)	(11)	(33)	13
Other current assets	(330)	12	97	(144)
Accounts payable	774	57	126	(337)
Deferred revenue	(4)	(3)	(26)	(413)
Accrued liabilities	639	9	223	513
Other assets	184	(64)	(25)	55
Total adjustments	1,877	544	1,659	299
Net cash used in operating activities	(4,807)	(4,458)	(5,556)	(3,666)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to fixed assets	(144)	(111)	(107)	(552)
Net cash used in investing activities	(144)	(111)	(107)	(552)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of preferred stock and warrants	0	2,214	2,214	0
Proceed from issuance of common stock	201	0
Proceeds from debt financing	4,571	0	115	86
Proceeds from options and warrants exercised	67	1,916	3,276	3,102
Payments on notes and loan payables	(459)	(320)	(374)	(125)
Net cash provided by financing activities	4,380	3,925	5,231	3,063
NET CHANGE IN CASH AND CASH EQUIVALENTS	(571)	(644)	(432)	(1,155)
CASH AND CASH EQUIVALENTS, beginning of year	613	1,044	1,044	2,200
CASH AND CASH EQUIVALENTS, end of period	42	400	613	1,044
SUPPLEMENTAL SCHEDULE OF:
Cash paid for Interest	33	11	31	48
NONCASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of minority interest	0	0	0	104
Deemed dividends on preferred stock	0	1,171	3,148	0
Issuance of common stock as board compensation	355	463	463	0
Debt issuance cost paid via warrants	522	0	0	0
Conversion of convertible debt into common stock	800	0	0	0
Conversion of accrued expenses into common stock / options	178	0	126	162
Purchase of fixed assets by issuing notes payable	0	0	0	50
Deemed dividends in the form of warrants to purchase common stock	$ 0	$ 0	$ 537	$ 2,656